PETER D. LOWENSTEIN
ATTORNEY AT LAW
496 VALLEY ROAD
COS COB, CONNECTICUT  06807-0272
203 869-3059

June 3, 2013

Securities and Exchange Commission
Washington, DC  20549

Re:	Value Line Core Bond Fund File No. 33-01575 (the “Fund”)
Rule 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein
Legal Counsel